Investments in and Advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 43,201	$ 70,651
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	23,024	22,025
Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	19,266	47,710
Gemini Tankers L.L.C.
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 911	$ 916